Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
Jun. 30, 2021 USD ($)
Ordinary shares [member]
Issuance of ordinary shares and pre-funded warrants, net of issuance cost	$ 10,126,959
Pre-funded Warrants
Issuance of ordinary shares and pre-funded warrants, net of issuance cost	1,099,412
Exercise of Warrants
Issuance of ordinary shares and pre-funded warrants, net of issuance cost	$ 1,099,412